Income tax recovery and deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax recovery and deferred tax assets and liabilities [Abstract]
Loss before tax	$ (10,039,812)	$ (11,366,372)	$ (8,973,347)
Statutory tax rate	27.00%	26.00%	26.00%
Expected income tax recovery at the statutory tax rate	$ (2,710,749)	$ (2,955,257)	$ (2,333,070)
Stock-based compensation	871,697	231,273	1,228,726
Changes in fair value of warrant derivative	(2,080,904)	48,430	0
Share issue costs and other	(969,673)	256,445	(231,643)
Effect of change in tax rate	0	(149,561)	0
SR&ED expenditures	0	183,351	0
Temporary differences not recognized	4,887,962	2,385,319	1,335,987
Income tax recovery	$ (1,667)	$ 0	$ 0